Earnings per share - Table of Earnings Per Share (Details) - ARS ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Profit attributable to owners of the Bank		$ 156,858,600	$ 183,235,202	$ 57,012,016
Profit attributable to owners of the Bank adjusted to reflect the effect of dilution		$ 156,858,600	$ 183,235,202	$ 57,012,016
Denominator:
Weighted average of outstanding ordinary shares for the year		612,710,079	612,710,079	612,710,079
Weighted average of outstanding ordinary shares for the year adjusted to reflect the effect of dilution		612,710,079	612,710,079	612,710,079
Basic earnings per share (in pesos)	[1]	$ 256.0079	$ 299.0569	$ 93.0489
Diluted earnings per share	[1]	$ 256.0079	$ 299.0569	$ 93.0489

[1]	Since BBVA Argentina has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.